LEASES - Schedule of Expected Future Minimum Payments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 336
2027	290
2028	257
2029	211
2030	195
2031	387
Total minimum payments	1,676
Less amounts representing interest	242
Present value of minimum payments	$ 1,434	$ 1,332